TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 129,000
Current tax liabilities	150
Deferred tax assets	$ 0	$ 94
Israeli corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate	23.00%	23.00%	23.00%
Federal tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	21.00%	21.00%	21.00%
State tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to U.S. subsidiaries	3.41%	6.50%	6.50%
Israeli subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 80,000